CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands	Series A convertible preferred shares Preferred Shares	Series B convertible preferred shares Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Treasury stock, at cost	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2012	$ 5,000	$ 11,270	$ 2	$ 10,459		$ (30)	$ (65,181)	$ (38,480)
Balance (in shares) at Dec. 31, 2012	15,000,000	17,522,725	36,680,558
Increase (Decrease) in Stockholders' Equity
Conversion of preferred shares upon IPO	$ (5,000)	$ (11,270)	$ 3	59,359				43,092
Conversion of preferred shares upon IPO (in shares)	(15,000,000)	(17,522,725)	42,174,290
Conversion of convertible notes upon IPO				8,000				8,000
Conversion of convertible notes upon IPO (in shares)			2,224,610
Issuance of common shares upon IPO (net of offering costs of $9,883)			$ 2	70,795				70,797
Issuance of common shares upon IPO (in shares)			16,984,736
Issuance of ordinary shares upon vesting of nonvested shares (in shares)			767,397
Exercise of share options				193				193
Exercise of share options (in shares)			363,400
Share-based compensation				4,318				4,318
Accretion for Series C convertible redeemable preferred shares							(1,621)	(1,621)
Net loss							(4,819)	(4,819)
Foreign currency translation adjustments						(89)		(89)
Balance at Dec. 31, 2013			$ 7	153,124		(119)	(71,621)	81,391
Balance (in shares) at Dec. 31, 2013			99,194,991
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)			611,010
Exercise of share options				230				230
Exercise of share options (in shares)			548,800
Share-based compensation				2,518				2,518
Repurchase of ordinary shares					$ (10,957)			(10,957)
Repurchase of ordinary shares (in share)			(3,737,452)
Net loss							(29,987)	(29,987)
Foreign currency translation adjustments						(12)		(12)
Balance at Dec. 31, 2014			$ 7	155,872	(10,957)	(131)	(101,608)	43,183
Balance (in shares) at Dec. 31, 2014			96,617,349
Balance at Dec. 31, 2013			$ 7	153,124		(119)	(71,621)	81,391
Balance (in shares) at Dec. 31, 2013			99,194,991
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares								(19,996)
Balance at Dec. 31, 2015			$ 7	159,190	(19,996)	(309)	(141,015)	(2,123)
Balance (in shares) at Dec. 31, 2015			94,456,773
Balance at Dec. 31, 2014			$ 7	155,872	(10,957)	(131)	(101,608)	43,183
Balance (in shares) at Dec. 31, 2014			96,617,349
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)			1,316,696
Exercise of share options				122				122
Exercise of share options (in shares)			175,950
Share-based compensation				3,196				3,196
Repurchase of ordinary shares					(9,039)			(9,039)
Repurchase of ordinary shares (in share)			(3,653,222)
Net loss							(39,407)	(39,407)
Foreign currency translation adjustments						(178)		(178)
Balance at Dec. 31, 2015			$ 7	$ 159,190	$ (19,996)	$ (309)	$ (141,015)	$ (2,123)
Balance (in shares) at Dec. 31, 2015			94,456,773